Summary of Significant Accounting Policies (Details) - Summary disclosure of reconciliation of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary Disclosure Of Reconciliation Of Deferred Tax Assets Abstract
General and administration expenses before business combination	$ 596,692	$ 69,807
Valuation allowance for deferred tax assets	(596,692)	(52,939)
Total		$ 16,868